SCHEDULE OF INVENTORY (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Finished goods	$ 353,290	$ 305,307